Vanguard U.S. Value Factor ETF

Schedule of Investments (unaudited)
As of February 29, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)
Consumer Discretionary (16.8%)
General Motors Co.	16,144	492
Ford Motor Co.	68,108	474
Comcast Corp.	9,227	373
PulteGroup Inc.	8,533	343
Toll Brothers Inc.	6,787	251
eBay Inc.	7,129	247
Carnival Corp.	7,260	243
* AutoNation Inc.	5,267	225
L Brands Inc.	9,324	202
* Discovery Inc.	7,682	197
* Meritage Homes Corp.	3,073	195
Penske Automotive Group Inc.	4,199	193
Thor Industries Inc.	2,543	192
Signet Jewelers Ltd.	7,156	167
Wyndham Destinations Inc.	4,079	163
Macy's Inc.	12,201	161
Lennar Corp. Class A	2,522	152
Goodyear Tire & Rubber Co.	15,622	151
* TRI Pointe Group Inc.	9,380	144
Meredith Corp.	5,389	142
Dana Inc.	9,767	140
* WideOpenWest Inc.	22,288	140
Newell Brands Inc.	8,724	135
Ralph Lauren Corp.	1,269	134
Foot Locker Inc.	3,684	134
Tapestry Inc.	5,560	130
Graham Holdings Co.	259	130
* Qurate Retail Group Inc. QVC Group Class A	18,967	129
BorgWarner Inc.	4,064	128
Kohl's Corp.	3,152	123
* Norwegian Cruise Line Holdings Ltd.	3,216	120
* Liberty Global plc	6,438	120
* Adient plc	4,981	119
* Mohawk Industries Inc.	974	118
* M/I Homes Inc.	3,159	118
Cato Corp. Class A	7,263	117
* DISH Network Corp.	3,371	113
* At Home Group Inc.	22,442	112
ViacomCBS Inc. Class B	4,514	111
Nexstar Media Group Inc.	947	109
Dine Brands Global Inc.	1,320	108
* MSG Networks Inc.	8,445	107
Sonic Automotive Inc.	3,652	102
Hanesbrands Inc.	7,715	102
PVH Corp.	1,361	101

* Sally Beauty Holdings Inc.	7,871	98
Lear Corp.	866	96
* BJ's Wholesale Club Holdings Inc.	4,888	94
* Express Inc.	25,014	93
* Penn National Gaming Inc.	2,952	87
* Hibbett Sports Inc.	4,285	84
Rent-A-Center Inc.	3,926	84
American Eagle Outfitters Inc.	6,482	84
Gap Inc.	5,746	82
* American Axle & Manufacturing Holdings Inc.	12,914	82
Tenneco Inc.	8,855	81
* Cars.com Inc.	8,807	80
* Hertz Global Holdings Inc.	6,224	80
Aaron's Inc.	2,021	80
KAR Auction Services Inc.	4,105	79
* Cooper-Standard Holdings Inc.	4,479	77
Hyatt Hotels Corp.	1,000	77
* G-III Apparel Group Ltd.	3,409	76
* Laureate Education Inc.	3,978	74
Target Corp.	691	71
* LKQ Corp.	2,366	70
* Meritor Inc.	3,060	69
* Urban Outfitters Inc.	2,953	69
Nordstrom Inc.	1,989	69
Bed Bath & Beyond Inc.	6,372	69
* Stamps.com Inc.	474	67
* Michaels Cos. Inc.	15,497	67
Interface Inc.	4,523	66
Winnebago Industries Inc.	1,271	66
Shoe Carnival Inc.	2,130	64
* Conn's Inc.	7,763	63
Ethan Allen Interiors Inc.	4,770	63
News Corp.	5,211	63
Whirlpool Corp.	480	61
Royal Caribbean Cruises Ltd.	759	61
* Barnes & Noble Education Inc.	18,397	61
Six Flags Entertainment Corp.	2,406	61
* Gray Television Inc.	3,186	60
* Genesco Inc.	1,713	59
Group 1 Automotive Inc.	690	59
Dick's Sporting Goods Inc.	1,604	58
TEGNA Inc.	4,057	58
* Lands' End Inc.	5,469	58
Harley-Davidson Inc.	1,870	57
National CineMedia Inc.	7,380	57
Matthews International Corp.	1,867	55
Dillard's Inc. Class A	978	55
Amerco	168	54
Big Lots Inc.	3,413	54
Cooper Tire & Rubber Co.	2,093	53
KB Home	1,631	53
EW Scripps Co.	4,450	53
* LGI Homes Inc.	700	53
* Beazer Homes USA Inc.	4,302	53
Haverty Furniture Cos. Inc.	3,130	53
* Fiesta Restaurant Group Inc.	5,422	52
* Red Robin Gourmet Burgers Inc.	1,893	52

*	Capri Holdings Ltd.	2,011	52
	Scholastic Corp.	1,605	52
	Tupperware Brands Corp.	17,486	50
*	Zumiez Inc.	1,835	49
*	Hudson Ltd. Class A	5,184	48
	Caleres Inc.	4,024	46
	Autoliv Inc.	681	45
	Abercrombie & Fitch Co.	3,451	45
	MDC Holdings Inc.	1,144	45
*	Skechers U.S.A. Inc.	1,344	44
	Boyd Gaming Corp.	1,658	44
*	Liberty Media Corp -Liberty SiriusXM	982	44
	Brinker International Inc.	1,260	43
	Designer Brands Inc. Class A	3,165	43
*	Sportsman's Warehouse Holdings Inc.	7,023	42
*	Container Store Group Inc.	11,143	42
	Tilly's Inc.	6,477	42
*,^	Eros International plc	18,017	42
*	Gannett Co. Inc.	9,905	42
	Buckle Inc.	1,822	41
	Office Depot Inc.	17,492	41
	Carriage Services Inc. Class A	1,897	40
*	Funko Inc.	4,897	40
	Brunswick Corp.	744	40
	Entercom Communications Corp. Class A	11,389	40
^	GameStop Corp. Class A	10,970	40
*	Vera Bradley Inc.	4,704	39
*	Avis Budget Group Inc.	1,200	39
*	Adtalem Global Education Inc.	1,256	39
*	MarineMax Inc.	2,270	38
^	Tailored Brands Inc.	11,435	37
*	Party City Holdco Inc.	18,748	37
	Movado Group Inc.	2,504	37
	Sinclair Broadcast Group Inc.	1,582	37
	Lithia Motors Inc. Class A	292	35
*	Sleep Number Corp.	789	35
	Chico's FAS Inc.	8,652	35
	Interpublic Group of Cos. Inc.	1,581	34
*	Century Communities Inc.	996	33
*	MasterCraft Boat Holdings Inc.	2,003	32
*	AMC Networks Inc.	1,018	32
*	Duluth Holdings Inc.	4,565	31
^	AMC Entertainment Holdings Inc.	4,826	30
*	American Woodmark Corp.	343	29
	Williams-Sonoma Inc.	459	29
	Aramark	727	25
	International Game Technology plc	2,317	25
*	WW International Inc.	791	24
	Marcus Corp.	866	23
	Extended Stay America Inc.	2,071	23
*	Del Taco Restaurants Inc.	3,223	21
	Cinemark Holdings Inc.	755	20
*	ZAGG Inc.	2,798	19
	Emerald Holding Inc.	2,663	18
*	Fossil Group Inc.	2,604	12
	J. Jill Inc.	12,553	11

	Children's Place Inc.	161	9
			13,611
Consumer Staples (4.5%)
	CVS Health Corp.	9,147	541
	Walgreens Boots Alliance Inc.	9,420	431
	JM Smucker Co.	2,820	290
	Ingles Markets Inc.	6,434	230
	Philip Morris International Inc.	2,291	188
	Weis Markets Inc.	5,019	187
	Kraft Heinz Co.	7,149	177
	Archer-Daniels-Midland Co.	4,457	168
	Molson Coors Beverage Co. Class B	3,255	161
	Altria Group Inc.	3,472	140
^	B&G Foods Inc.	8,387	124
	Universal Corp.	2,408	119
	Kroger Co.	3,517	99
*	GNC Holdings Inc.	54,638	92
	Ingredion Inc.	977	81
	McKesson Corp.	552	77
	Fresh Del Monte Produce Inc.	2,765	76
	SpartanNash Co.	6,081	76
	Bunge Ltd.	1,579	74
	Constellation Brands Inc. Class A	408	70
	Conagra Brands Inc.	2,587	69
	Tyson Foods Inc.	957	65
	Spectrum Brands Holdings Inc	962	52
*,^	Pyxus International Inc.	11,394	44
*	Pilgrim's Pride Corp.	1,086	23
*	United Natural Foods Inc.	2,570	17
			3,671
Energy (11.6%)
	Marathon Petroleum Corp.	11,311	536
	Phillips 66	6,607	495
	EOG Resources Inc.	7,696	487
	Valero Energy Corp.	6,810	451
	Chevron Corp.	4,376	408
	ConocoPhillips	6,595	319
	Kinder Morgan Inc.	14,810	284
	Exxon Mobil Corp.	5,404	278
	Occidental Petroleum Corp.	5,785	189
	Diamondback Energy Inc.	2,701	167
	Archrock Inc.	22,949	162
*	ProPetro Holding Corp.	16,371	143
	Devon Energy Corp.	8,552	139
	Continental Resources Inc.	7,215	137
*	Denbury Resources Inc.	181,323	136
*,^	California Resources Corp.	21,291	135
	Concho Resources Inc.	1,943	132
	Williams Cos. Inc.	6,841	130
	Warrior Met Coal Inc.	7,196	128
	Cimarex Energy Co.	3,750	124
	HollyFrontier Corp.	3,659	123
*	Bonanza Creek Energy Inc.	7,348	120
	PBF Energy Inc.	5,194	116
*,^	Comstock Resources Inc.	19,226	115
*	Montage Resources Corp.	32,899	115

	Baker Hughes Co.	6,752	109
*	Southwestern Energy Co.	75,466	107
	Parsley Energy Inc.	7,956	107
*	Penn Virginia Corp.	6,638	106
*	Ring Energy Inc.	73,763	104
*	Talos Energy Inc.	7,110	101
*	WPX Energy Inc.	10,497	98
	Cabot Oil & Gas Corp.	6,945	97
	Equitrans Midstream Corp.	13,043	92
	Arch Coal Inc.	1,824	92
	Antero Midstream Corp.	20,710	90
*	Centennial Resource Development Inc.	37,514	89
	Berry Corp.	13,933	89
	Liberty Oilfield Services Inc.	13,217	88
*	Select Energy Services Inc.	13,141	85
*	Antero Resources Corp.	52,039	83
*	Gulfport Energy Corp.	98,468	81
*	CONSOL Energy Inc.	13,969	80
	Murphy Oil Corp.	4,130	78
*	Northern Oil and Gas Inc.	53,280	77
*	CNX Resources Corp.	14,331	76
*	Callon Petroleum Co.	33,400	76
	Marathon Oil Corp.	9,090	75
	Delek US Holdings Inc.	3,344	72
*	Helix Energy Solutions Group Inc.	10,485	70
*	W&T Offshore Inc.	25,846	67
*	Matador Resources Co.	6,520	63
	Peabody Energy Corp.	10,759	63
*	Laredo Petroleum Inc.	57,004	62
	CVR Energy Inc.	2,112	60
*	NOW Inc.	6,716	59
	Solaris Oilfield Infrastructure Inc.	5,479	58
*	Renewable Energy Group Inc.	2,182	58
	SM Energy Co.	8,777	58
	Green Plains Inc.	4,790	57
*	Newpark Resources Inc.	15,877	56
	Halliburton Co.	2,988	51
	Pioneer Natural Resources Co.	399	49
	Arcosa Inc.	1,115	48
	Nabors Industries Ltd.	27,143	48
*	HighPoint Resources Corp.	69,574	47
*	Oil States International Inc.	5,709	45
	Apache Corp.	1,784	44
*	Magnolia Oil & Gas Corp. Class A	5,918	44
*,^	Chesapeake Energy Corp.	161,337	44
*	Oasis Petroleum Inc.	25,588	42
*,^	Extraction Oil & Gas Inc.	59,619	41
*	Whiting Petroleum Corp.	21,274	39
*	Matrix Service Co.	3,123	38
	SunCoke Energy Inc.	8,128	38
	World Fuel Services Corp.	1,292	37
*	SandRidge Energy Inc.	17,399	36
	Valvoline Inc.	1,730	34
*	Par Pacific Holdings Inc.	1,966	33
	Patterson-UTI Energy Inc.	4,009	23
	Noble Energy Inc.	1,419	22
	RPC Inc.	6,121	21

* Exterran Corp.	4,065	21
* KLX Energy Services Holdings Inc.	7,160	17
* Contura Energy Inc.	2,151	12
* Unit Corp.	30,000	11
Mammoth Energy Services Inc.	3,912	4
		9,341
Financial Services (25.1%)
MetLife Inc.	12,300	525
Capital One Financial Corp.	5,219	461
American International Group Inc.	10,092	425
Morgan Stanley	9,300	419
Prudential Financial Inc.	5,547	419
Goldman Sachs Group Inc.	2,082	418
Citigroup Inc.	6,391	406
Bank of America Corp.	13,516	385
Allstate Corp.	3,636	383
Santander Consumer USA Holdings Inc.	15,277	373
Bank of New York Mellon Corp.	9,168	366
Travelers Cos. Inc.	2,740	328
Axis Capital Holdings Ltd.	5,790	325
Wells Fargo & Co.	7,651	313
Chubb Ltd.	2,137	310
PNC Financial Services Group Inc.	2,436	308
JPMorgan Chase & Co.	2,625	305
Aflac Inc.	6,953	298
Truist Financial Corp.	6,374	294
Umpqua Holdings Corp.	16,926	260
Hartford Financial Services Group Inc.	4,954	247
US Bancorp	5,057	235
CIT Group Inc.	5,526	219
CNA Financial Corp.	5,046	210
Popular Inc.	4,322	207
Progressive Corp.	2,807	205
* Berkshire Hathaway Inc.	921	190
Associated Banc-Corp	10,595	179
Unum Group	7,681	179
Citizens Financial Group Inc.	5,638	179
RenaissanceRe Holdings Ltd.	1,018	173
Voya Financial Inc.	3,059	161
BlackRock Inc.	332	154
FNB Corp.	14,914	150
Hope Bancorp Inc.	12,085	148
Sandy Spring Bancorp Inc.	4,597	141
National General Holdings Corp.	7,026	137
First Midwest Bancorp Inc.	7,535	137
Bank OZK	5,373	136
Everest Re Group Ltd.	549	136
WesBanco Inc.	4,096	125
Ally Financial Inc.	4,903	123
Radian Group Inc.	5,761	122
Hancock Whitney Corp.	3,621	121
PacWest Bancorp	3,762	119
* Third Point Reinsurance Ltd.	12,904	115
Kemper Corp.	1,671	115
Realogy Holdings Corp.	12,296	114
Lincoln National Corp.	2,510	114
Franklin Resources Inc.	5,134	112

Nelnet Inc.	2,097	111
Principal Financial Group Inc.	2,485	110
Stifel Financial Corp.	1,956	106
PennyMac Financial Services Inc.	2,952	104
People's United Financial Inc.	7,259	102
Comerica Inc.	1,923	101
State Street Corp.	1,443	98
* Mr Cooper Group Inc.	7,489	96
iStar Inc.	6,317	96
* Athene Holding Ltd. Class A	2,259	93
* Greenlight Capital Re Ltd.	10,816	91
SLM Corp.	8,778	91
* Equitable Holdings Inc.	4,130	88
Webster Financial Corp.	2,324	88
Synovus Financial Corp.	3,016	88
Great Western Bancorp Inc.	3,235	87
Sculptor Capital Management Inc. Class A	3,827	87
Jefferies Financial Group Inc.	4,358	86
* Donnelley Financial Solutions Inc.	9,498	83
Reinsurance Group of America Inc.	677	83
Univest Financial Corp.	3,514	82
Wintrust Financial Corp.	1,535	82
* Brighthouse Financial Inc.	2,259	81
First BanCorp	10,194	81
First Horizon National Corp.	6,070	81
Cadence BanCorp Class A	5,602	79
MGIC Investment Corp.	6,510	78
American National Insurance Co.	794	78
Alliance Data Systems Corp.	906	78
OneMain Holdings Inc	2,090	77
Affiliated Managers Group Inc.	1,020	77
Sterling Bancorp	4,620	77
Synchrony Financial	2,603	76
* EZCORP Inc.	15,564	75
Independent Bank Group Inc.	1,610	75
Pinnacle Financial Partners Inc.	1,409	74
First Interstate BancSystem Inc.	2,134	73
Hilltop Holdings Inc.	3,436	72
Fifth Third Bancorp	2,889	71
National Western Life Group Inc.	295	70
Cowen Inc.	4,696	70
Western Alliance Bancorp	1,493	69
Dime Community Bancshares Inc.	4,081	68
Janus Henderson Group plc	3,210	68
* Encore Capital Group Inc.	1,805	67
ConnectOne Bancorp Inc.	3,171	67
KeyCorp	4,068	67
Jones Lang LaSalle Inc.	448	66
Invesco Ltd.	4,532	65
Assured Guaranty Ltd.	1,577	64
Old Republic International Corp.	3,252	64
Signature Bank	500	63
First American Financial Corp.	1,070	61
* Equity Bancshares Inc.	2,308	60
Huntington Bancshares Inc.	4,903	60
Regions Financial Corp.	4,425	60
Flagstar Bancorp Inc.	1,876	60

BankUnited Inc.	1,996	59
Home BancShares Inc.	3,469	58
Eagle Bancorp Inc.	1,535	57
New York Community Bancorp Inc.	5,218	56
* Triumph Bancorp Inc.	1,654	56
First Foundation Inc.	3,862	56
Veritex Holdings Inc.	2,298	55
Heritage Insurance Holdings Inc.	4,908	55
Hanmi Financial Corp.	3,511	55
Pacific Premier Bancorp Inc.	2,118	55
Preferred Bank	1,065	54
* Customers Bancorp Inc.	2,664	54
* Enova International Inc.	2,787	54
Virtus Investment Partners Inc.	484	53
* Arch Capital Group Ltd.	1,321	53
* Enstar Group Ltd.	294	52
Discover Financial Services	799	52
American Financial Group Inc.	554	51
CNO Financial Group Inc.	3,129	50
Raymond James Financial Inc.	594	50
Federal Agricultural Mortgage Corp.	653	49
First Commonwealth Financial Corp.	4,091	48
Boston Private Financial Holdings Inc.	4,929	48
Bryn Mawr Bank Corp.	1,413	47
UMB Financial Corp.	807	47
OFG Bancorp	2,789	47
* PRA Group Inc.	1,199	47
M&T Bank Corp.	330	46
Ameris Bancorp	1,346	46
Meta Financial Group Inc.	1,393	46
HomeStreet Inc.	1,670	45
Loews Corp.	991	45
* On Deck Capital Inc.	12,749	45
First Busey Corp.	2,000	44
Hanover Insurance Group Inc.	367	44
Valley National Bancorp	4,646	43
East West Bancorp Inc.	1,111	43
Banco Latinoamericano de Comercio Exterior SA	2,397	43
Walker & Dunlop Inc.	650	42
OceanFirst Financial Corp.	2,045	42
Brookline Bancorp Inc.	2,990	41
American Equity Investment Life Holding Co.	1,616	41
Zions Bancorp NA	1,022	41
Fulton Financial Corp.	2,824	41
Charles Schwab Corp.	1,001	41
First Citizens BancShares Inc.	89	40
First Hawaiian Inc.	1,682	40
Simmons First National Corp.	1,881	40
Essent Group Ltd.	921	40
Enterprise Financial Services Corp.	1,049	40
BOK Financial Corp.	546	40
Assurant Inc.	316	38
Globe Life Inc.	411	38
Brookfield Property REIT Inc. Class A	2,325	38
Lakeland Bancorp Inc.	2,591	37
Navient Corp.	3,297	37
* SVB Financial Group	177	37

Industrial Logistics Properties Trust	1,778	37
Columbia Banking System Inc.	1,102	37
Ameriprise Financial Inc.	253	36
* Everi Holdings Inc.	3,332	35
JBG SMITH Properties	936	34
* Alleghany Corp.	51	34
Provident Financial Services Inc.	1,681	34
International Bancshares Corp.	966	33
Prosperity Bancshares Inc.	506	33
S&T Bancorp Inc.	971	32
United Bankshares Inc.	1,083	31
Independent Bank Corp.	1,594	31
Cathay General Bancorp	1,001	31
Renasant Corp.	1,079	31
Apple Hospitality REIT Inc.	2,308	30
American Finance Trust Inc.	2,890	30
Investors Bancorp Inc.	2,802	30
First Merchants Corp.	819	29
Berkshire Hills Bancorp Inc.	1,166	28
First Financial Bancorp	1,371	28
* TriState Capital Holdings Inc.	1,419	28
Newmark Group Inc.	2,845	27
Bank of NT Butterfield & Son Ltd.	938	26
Universal Insurance Holdings Inc.	1,192	25
TriCo Bancshares	696	24
South State Corp.	329	22
Old National Bancorp	1,315	21
Piper Sandler Cos.	294	21
Heritage Commerce Corp.	2,001	21
Waddell & Reed Financial Inc.	1,452	20
United Community Banks Inc.	794	20
* Axos Financial Inc.	770	19
First Bancorp	579	19
Heartland Financial USA Inc.	424	18
BancorpSouth Bank	700	17
BGC Partners Inc.	3,439	16
* Ambac Financial Group Inc.	755	15
Washington Federal Inc.	479	14
HCI Group Inc.	330	14
* NMI Holdings Inc.	475	11
Towne Bank	477	11
		20,264
Health Care (6.2%)
Cigna Corp.	3,254	595
* Biogen Inc.	1,708	527
HCA Healthcare Inc.	4,089	519
Pfizer Inc.	9,544	319
Anthem Inc.	1,202	309
Gilead Sciences Inc.	3,980	276
AbbVie Inc.	3,195	274
* Regeneron Pharmaceuticals Inc.	497	221
* Mylan NV	10,107	174
Perrigo Co. plc	3,163	160
Bristol-Myers Squibb Co.	2,357	139
* Amneal Pharmaceuticals Inc.	33,329	128
* Assertio Therapeutics Inc.	108,332	117
Universal Health Services Inc.	837	104

*	DaVita Inc.	1,322	103
*	Tenet Healthcare Corp.	3,885	102
*	Premier Inc.	2,934	86
*	Centene Corp.	1,609	85
	Patterson Cos. Inc.	3,483	83
*	Magellan Health Inc.	1,209	73
*	Jazz Pharmaceuticals plc	573	66
*	Alexion Pharmaceuticals Inc.	685	64
*	Lannett Co. Inc.	6,944	60
	Amgen Inc.	300	60
*	MEDNAX Inc.	2,851	49
	Owens & Minor Inc.	6,656	45
*,^	Mallinckrodt plc	10,567	45
	Quest Diagnostics Inc.	396	42
*	Laboratory Corp. of America Holdings	223	39
*	PDL BioPharma Inc.	10,705	36
	Computer Programs & Systems Inc.	1,194	32
*	Tivity Health Inc.	2,506	32
*	Prestige Consumer Healthcare Inc.	789	30
	National HealthCare Corp.	278	21
*	American Renal Associates Holdings Inc.	2,000	16
*	Triple-S Management Corp.	980	15
			5,046
Materials & Processing (6.6%)
	LyondellBasell Industries NV	7,241	517
	DuPont de Nemours Inc.	10,899	468
	GrafTech International Ltd.	26,283	214
	Reliance Steel & Aluminum Co.	1,706	174
	Chemours Co.	11,259	167
	Olin Corp.	9,896	160
	Huntsman Corp.	7,116	135
	Eastman Chemical Co.	2,009	124
*	Berry Global Group Inc.	3,205	122
	Greif Inc. Class A	3,436	121
	Westlake Chemical Corp.	2,150	120
*	Verso Corp.	7,159	117
	Owens Corning	1,905	108
	Trinseo SA	4,562	100
	Timken Co.	2,158	97
	Steel Dynamics Inc.	3,295	88
	Westrock Co.	2,573	86
	International Paper Co.	2,301	85
	Schnitzer Steel Industries Inc.	5,045	83
*	AdvanSix Inc.	5,548	81
	Albemarle Corp.	975	80
	Southern Copper Corp.	2,349	79
	Mosaic Co.	4,543	77
	Louisiana-Pacific Corp.	2,689	76
	Silgan Holdings Inc.	2,564	73
	Nucor Corp.	1,763	73
*	Element Solutions Inc.	6,793	71
	Carpenter Technology Corp.	1,887	69
	Freeport-McMoRan Inc.	6,828	68
*	Kraton Corp.	6,652	67
*	Beacon Roofing Supply Inc.	2,209	66
	Commercial Metals Co.	3,550	65
	Packaging Corp. of America	635	58

Patrick Industries Inc.	1,067	56
Arconic Inc.	1,804	53
United States Steel Corp.	6,285	50
* MRC Global Inc.	5,676	49
Cabot Corp.	1,311	49
Kronos Worldwide Inc.	4,893	49
Caesarstone Ltd.	4,426	48
Domtar Corp.	1,635	47
Belden Inc.	1,164	46
Schweitzer-Mauduit International Inc.	1,321	45
Graphic Packaging Holding Co.	3,274	44
* Veritiv Corp.	3,631	44
Haynes International Inc.	1,698	43
Sealed Air Corp.	1,406	43
Minerals Technologies Inc.	938	42
Celanese Corp.	436	41
* GMS Inc.	1,786	41
Gold Resource Corp.	10,095	41
PH Glatfelter Co.	2,831	40
Acuity Brands Inc.	386	40
O-I Glass Inc.	3,120	34
Boise Cascade Co.	943	33
Rayonier Advanced Materials Inc.	13,152	32
* Builders FirstSource Inc.	1,406	32
* Masonite International Corp.	389	29
NN Inc.	3,464	27
* BMC Stock Holdings Inc.	937	23
* US Concrete Inc.	723	19
Cleveland-Cliffs Inc.	3,319	19
* PQ Group Holdings Inc.	1,439	19
Worthington Industries Inc.	518	16
Apogee Enterprises Inc.	532	16
* Armstrong Flooring Inc.	5,293	14
Quanex Building Products Corp.	814	14
		5,327
Producer Durables (13.1%)
Delta Air Lines Inc.	13,373	617
FedEx Corp.	3,103	438
Johnson Controls International plc	11,426	418
Southwest Airlines Co.	8,565	396
* AerCap Holdings NV	5,726	298
* United Airlines Holdings Inc.	3,638	224
Eaton Corp. plc	2,382	216
* JetBlue Airways Corp.	13,517	213
Alaska Air Group Inc.	4,094	207
Xerox Holdings Corp.	6,103	197
Air Lease Corp.	4,746	182
Triton International Ltd.	5,095	175
nVent Electric plc	7,109	171
ACCO Brands Corp.	21,252	170
Caterpillar Inc.	1,353	168
* United Rentals Inc.	1,214	161
Norfolk Southern Corp.	878	160
* WESCO International Inc.	3,932	160
* Navistar International Corp.	4,300	156
* Gates Industrial Corp. plc	14,437	151
* Resideo Technologies Inc.	13,553	146

* Atlas Air Worldwide Holdings Inc.	5,363	143
ArcBest Corp.	6,877	136
General Electric Co.	12,140	132
* Spirit Airlines Inc.	4,482	128
* Modine Manufacturing Co.	15,750	118
* US Xpress Enterprises Inc.	26,405	114
Kelly Services Inc.	6,660	111
ADT Inc.	17,178	110
Trinity Industries Inc.	5,358	109
Terex Corp.	4,579	101
* MasTec Inc.	1,954	96
* Herc Holdings Inc.	2,563	94
* Colfax Corp.	2,788	93
Regal Beloit Corp.	1,164	90
Quad/Graphics Inc.	18,632	89
Teekay Tankers Ltd. Class A	5,400	89
Greenbrier Cos. Inc.	3,550	86
United Technologies Corp.	654	85
Macquarie Infrastructure Corp.	2,136	84
* Allegheny Technologies Inc.	4,762	81
RR Donnelley & Sons Co.	42,433	81
Nordic American Tankers Ltd.	24,665	79
GasLog Ltd.	13,946	78
Knight-Swift Transportation Holdings Inc.	2,433	78
American Airlines Group Inc.	4,040	77
Scorpio Bulkers Inc.	23,826	77
* Mesa Air Group Inc.	13,076	75
* Hub Group Inc.	1,623	75
ManpowerGroup Inc.	986	75
Costamare Inc.	11,375	74
* Aecom	1,606	72
Triumph Group Inc.	3,723	71
Schneider National Inc.	3,868	69
* Lydall Inc.	5,594	67
SFL Corp. Ltd.	5,484	67
Granite Construction Inc.	3,035	62
DHT Holdings Inc.	11,069	61
* Covenant Transportation Group Inc.	5,043	61
Hawaiian Holdings Inc.	2,797	58
* Tutor Perini Corp.	3,990	58
Genco Shipping & Trading Ltd.	7,454	57
* Dorian LPG Ltd.	5,087	57
* XPO Logistics Inc.	751	56
AGCO Corp.	918	55
* Great Lakes Dredge & Dock Corp.	5,709	55
* International Seaways Inc.	2,765	55
Textron Inc.	1,334	54
SkyWest Inc.	1,179	54
* Astronics Corp.	2,628	53
H&E Equipment Services Inc.	2,229	53
Werner Enterprises Inc.	1,562	53
Scorpio Tankers Inc.	2,584	51
REV Group Inc.	6,442	50
Oshkosh Corp.	684	49
PACCAR Inc.	737	49
Cummins Inc.	324	49
* Echo Global Logistics Inc.	2,614	48

Primoris Services Corp.	2,355	45
Ryder System Inc.	1,168	44
Altra Industrial Motion Corp.	1,460	44
Snap-on Inc.	299	43
EnPro Industries Inc.	802	43
Allegiant Travel Co.	311	42
Wabash National Corp.	3,821	42
Pitney Bowes Inc.	12,213	42
Ennis Inc.	2,027	41
* Vectrus Inc.	763	40
Steelcase Inc.	2,384	39
* Aegion Corp.	2,139	39
Kennametal Inc.	1,372	38
Matson Inc.	1,121	37
AAR Corp.	1,077	37
Advanced Emissions Solutions Inc.	4,183	37
Marten Transport Ltd.	1,876	37
* Harsco Corp.	3,055	37
* Darling Ingredients Inc.	1,412	36
GATX Corp.	474	34
Titan International Inc.	14,565	32
* Sykes Enterprises Inc.	1,020	32
* TrueBlue Inc.	2,153	32
Copa Holdings SA	381	32
Quanta Services Inc.	815	31
Columbus McKinnon Corp.	908	28
Deluxe Corp.	790	26
* Conduent Inc.	7,969	26
* Blue Bird Corp.	1,287	23
* CAI International Inc.	882	22
* Sterling Construction Co. Inc.	1,483	20
ABM Industries Inc.	569	19
Briggs & Stratton Corp.	5,854	19
Fluor Corp.	1,925	18
Knoll Inc.	828	15
* MYR Group Inc.	447	11
		10,609
Technology (6.6%)
HP Inc.	31,112	647
* Micron Technology Inc.	10,205	536
NXP Semiconductors NV	3,709	422
Intel Corp.	6,917	384
International Business Machines Corp.	2,906	378
* Unisys Corp.	14,971	232
DXC Technology Co.	6,798	164
Hewlett Packard Enterprise Co.	11,358	145
Cognizant Technology Solutions Corp.	2,235	136
TE Connectivity Ltd.	1,509	125
Avnet Inc.	3,835	118
* Flex Ltd.	10,379	115
* Synaptics Inc.	1,633	108
Jabil Inc.	3,141	101
* ON Semiconductor Corp.	5,075	95
Perspecta Inc.	3,777	94
Juniper Networks Inc.	4,408	93
* TTM Technologies Inc.	7,148	93
* Dell Technologies Inc.	2,162	87

* Qorvo Inc.	820	82
* SecureWorks Corp.	5,255	73
Vishay Intertechnology Inc.	3,775	71
* Diebold Nixdorf Inc.	9,271	65
Western Digital Corp.	1,165	65
* Amkor Technology Inc.	5,928	62
Benchmark Electronics Inc.	2,243	61
* Photronics Inc.	4,876	61
Xperi Corp.	3,304	57
Corning Inc.	2,353	56
* Meet Group Inc.	10,520	54
* Sanmina Corp.	1,975	52
* Avaya Holdings Corp.	3,843	50
* Insight Enterprises Inc.	795	44
* EchoStar Corp.	1,250	44
* Ichor Holdings Ltd.	1,346	39
* SMART Global Holdings Inc.	1,315	35
* Ultra Clean Holdings Inc.	1,579	33
Skyworks Solutions Inc.	317	32
* CommScope Holding Co. Inc.	2,557	28
Plantronics Inc.	2,009	28
* ScanSource Inc.	924	26
Seagate Technology plc	543	26
* Arrow Electronics Inc.	385	26
Methode Electronics Inc.	827	25
j2 Global Inc.	290	25
* Yandex NV	612	25
CDK Global Inc.	475	22
* NetScout Systems Inc.	586	15
* NETGEAR Inc.	614	12
		5,367
Utilities (9.0%)
Exelon Corp.	16,846	726
AT&T Inc.	19,524	688
Duke Energy Corp.	7,184	659
* T-Mobile US Inc.	5,753	519
Southern Co.	6,186	373
Public Service Enterprise Group Inc.	6,878	353
Vistra Energy Corp.	16,349	314
NRG Energy Inc.	9,445	314
Sempra Energy	2,057	287
Verizon Communications Inc.	4,899	265
Pinnacle West Capital Corp.	2,094	187
Portland General Electric Co.	3,341	182
Ameren Corp.	2,215	175
Black Hills Corp.	2,309	167
Consolidated Edison Inc.	2,074	163
DTE Energy Co.	1,385	155
OGE Energy Corp.	4,022	153
American Electric Power Co. Inc.	1,680	150
Avangrid Inc.	2,781	138
ALLETE Inc.	1,850	128
Clearway Energy Inc.	5,587	118
National Fuel Gas Co.	2,711	99
PPL Corp.	3,217	96
Dominion Energy Inc.	990	77
Evergy Inc.	1,157	76

CenterPoint Energy Inc.		3,200	74
FirstEnergy Corp.		1,599	71
UGI Corp.		1,875	68
AES Corp.		3,928	66
Southwest Gas Holdings Inc.		976	63
Consolidated Communications Holdings Inc.		9,815	61
Telephone & Data Systems Inc.		2,710	55
*,^ Pareteum Corp.		83,801	47
Spire Inc.		622	47
NorthWestern Corp.		659	46
* United States Cellular Corp.		1,469	46
CenturyLink Inc.		2,779	34
*,^ Frontier Communications Corp.		39,396	21
			7,261
Total Common Stocks (Cost $93,321)			80,497
	Coupon
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
1,2 Vanguard Market Liquidity Fund (Cost $1,048)	1.706%	10,480	1,048

Total Investments (100.8%) (Cost $94,369)			81,545
Other Assets and Liabilities -Net (-0.8%)3			(654)
Net Assets (100%)			80,891
Cost rounded to $000

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $912,000 was received for securities on loan.
3 Cash of $19,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500	March 2020	15	221	(19)
E-mini Russell 2000 Index	March 2020	1	74	(8)
				(27)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

U.S. Value Factor ETF

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portf olio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At February 29, 2020, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.